INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2022	2021

Investments in:
Publicly traded companies	1,200	1,581
Private companies	53	53
Investments, measured at FVTOCI	1,253	1,634
Investments, associates and joint ventures	835	859

Total investments	2,088	2,493

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2022	2021

Current assets	657	537
Long-term assets	3,187	3,254
Current liabilities	(1,559)	(990)
Long-term liabilities	(715)	(1,177)

Total net assets	1,570	1,624

Our share of net assets	831	855

Revenue	2,248	1,805
Expenses	(2,323)	(1,912)

Net loss	(75)	(107)

Our share of net loss	(31)	(44)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2022	2021

Current assets	657	537
Long-term assets	3,187	3,254
Current liabilities	(1,559)	(990)
Long-term liabilities	(715)	(1,177)

Total net assets	1,570	1,624

Our share of net assets	831	855

Revenue	2,248	1,805
Expenses	(2,323)	(1,912)

Net loss	(75)	(107)

Our share of net loss	(31)	(44)